Fair Value Measurements: (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 313,767	$ 180,986
Marketable securities fair value total	313,767	180,986
Convertible notes and interest notes fair value level two	83,472,399	50,268,471
Convertible notes and interest notes fair value total	$ 83,472,399	$ 50,268,471